Parent Company Only Condensed Financial Information - Schedule of Condensed Statements of Cash Flows (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating activities:
Net income	$ 3,631	$ 3,680	$ 5,181	$ 4,725	$ 3,199	$ 3,253	$ 3,122	$ 3,171	$ 17,217	$ 12,745	$ 9,528
Investing activities:
Net cash used for investing activities									(63,575)	(11,904)	(48,496)
Financing activities:
Payment to repurchase preferred stock											(22,857)
Net cash from financing activities									47,000	2,534	29,282
Increase (decrease) in cash and due from financial institutions									1,134	5,703	(4,328)
CBI[Member]
Operating activities:
Net income									17,217	12,745	9,528
Adjustment to reconcile net income to net cash from operating activities:
Change in other assets and other liabilities									1,821	1,324	1,508
Equity in undistributed net earnings of subsidiaries									(18,529)	(463)	(3,750)
Net cash from operating activities									509	13,606	7,286
Investing activities:
Acquisition and additional capitalization of subsidiary, net of cash acquired										(16,637)
Net cash used for investing activities										(16,637)
Financing activities:
Cash paid on fractional shares on preferred stock conversion to common stock									(1)
Payment to repurchase preferred stock											(22,857)
Cash dividends paid									(3,254)	(3,139)	(3,338)
Net cash from financing activities									(3,255)	(3,139)	(26,195)
Increase (decrease) in cash and due from financial institutions									(2,746)	(6,170)	(18,909)
Cash and cash equivalents at beginning of year				$ 7,493				$ 13,663	7,493	13,663	32,572
Cash and cash equivalents at end of year	$ 4,747				$ 7,493				$ 4,747	$ 7,493	$ 13,663